FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total interbank borrowings and overnight funds	$ 22,655,425	$ 18,509,769
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Overnight funds	35,882	41,570
Interbank funds purchased	832,452	781,409
Commitments to transfer open and closed repo operations	8,354,523	9,898,971
Commitments to transfer simultaneous operations	10,819,356	5,648,747
Commitments originated in short positions simultaneous operations	2,401,845	1,093,006
Temporary securities transfer operations	32	2
Total interbank funds	22,444,090	17,463,705
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Overnight funds	2,746
Commitments to transfer open and closed repo operations	208,589	1,046,064
Total interbank funds	$ 211,335	$ 1,046,064